Vessels and other fixed assets, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net

5.       Vessels and other fixed assets, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2018	$3,105,263	$(449,155)	$2,656,108
- Transfer from advances for vessels under construction and acquisition of vessels	157,589	-	157,589
- Acquisitions, improvements and other vessel costs	335,671	-	335,671
- Vessel disposal/ transfer to Held for sale	(163,049)	106,899	(56,150)
- Impairment loss	(24,551)	21,140	(3,411)
- Depreciation for the period	-	(124,280)	(124,280)
Balance, December 31, 2019	$3,410,923	$(445,396)	$2,965,527
- Acquisitions, improvements and other vessel costs	53,885	-	53,885
- Depreciation for the period	-	(142,293)	(142,293)
Balance, December 31, 2020	$3,464,808	$(587,689)	$2,877,119

As of December 31, 2020, 85 of the Company’s 116 vessels, having a net carrying value of $2,138,646, were subject to first-priority mortgages as collateral to their loan facilities (Note 9). Title of ownership is held by the relevant lenders for another 31 vessels with a carrying value of $738,216 to secure the relevant sale and lease back financing transactions (Note 7). In addition, certain of the Company’s vessels having a net carrying value of $685,163 are subject to second-priority mortgages as collateral to certain of the Company’s loan facilities (Note 9).

Vessels acquired/delivered during the year ended December 31, 2019

Delivery of newbuilding and secondhand vessels:

i)	On April 16, 2019, May 28, 2019 and July 15, 2019, the Company took delivery of the Newcastlemax vessels Katie K (ex-HN 1388), Debbie H (ex-HN 1389) and Star Ayesha (ex-HN 1390), respectively, (together, the “OCC Vessels”) acquired through the OCC Vessel Purchase Transaction (Note 3), which were financed under bareboat leases with CSSC (Note 7).
ii)	On January 7, 2019 and January 14, 2019, the Company took delivery of the Capesize vessels Star Janni and Star Marianne, respectively, two of the vessels acquired from E.R. Capital Holding GmbH & Cie. KG as part of an en bloc transaction in 2018. The vessels were delivered to the Company in exchange for an aggregate of 999,336 of its common shares and cash consideration of $31,772, with the total acquisition cost being $41,837. The cash consideration was partially financed through the third and fourth tranche of the ABN $115,000 Facility. The cost of the shares issued in connection with this acquisition was determined by reference to the Company’s closing share market prices of $10.41 and $9.66 on the delivery dates of Star Janni and Star Marianne, respectively.
iii)	On May 27, 2019, the Company entered into an en bloc definitive agreement with entities controlled by Delphin Shipping, LLC (“Delphin”), an entity affiliated with Kelso & Company, pursuant to which it agreed to acquire 11 operating dry bulk vessels (the “Delphin Vessels”). The vessels were delivered to the Company in exchange for an aggregate of 4,503,370 of its common shares and cash consideration of $80,000, with the total acquisition cost being $127,532. The cash consideration was financed through proceeds from a new seven-year finance lease of $91,431 with China Merchants Bank Leasing (“CMBL”) (Note 7). All 11 Delphin Vessels were delivered to the Company during the third quarter of 2019. The cost of the shares issued in connection with the acquisition of Delphin Vessels was determined by reference to the Company’s closing share market prices on each delivery date of the Delphin Vessels.

Sale of vessels:

On November 20, 2018, the Company entered into an agreement with a third party to sell the vessel Star Delta. The vessel was delivered to its new owner on January 8, 2019.   In February 2019, the Company entered into two separate agreements with third parties to sell the vessels Star Kappa and Star Aurora, which were delivered to their new owners on March 8, 2019 and March 6, 2019, respectively. On June 21, 2019 and July 8, 2019, the Company entered into two separate agreements with third parties to sell the vessels Star Anna and Star Gamma, which were delivered to their new owners on September 23, 2019 and September 5, 2019, respectively. In addition in October 2019, the Company entered into two separate agreements with third parties to sell the vessels Star Cosmo and Star Epsilon, which were delivered to their new owners on December 17, 2019 and December 9, 2019, respectively.

The Company decided to sell the respective vessels as part of its strategic goal to dispose the older vessels in its fleet.

In connection with the aforementioned sales in 2019 and the delivery to the sellers of the vessel Star Delta (discussed above), the Company recognized an aggregate net loss on sale of $5,493.

Vessels acquired/delivered during the year ended December 31, 2020:

No vessel acquisitions or disposals took place during the year ended December 31, 2020. The amounts reported under “Acquisitions, improvements, and other vessel costs” in the table above which were incurred during the year ended December 31, 2020 were made mainly in connection with the acquisition and installation of scrubber equipment and ballast water management systems on certain of the Company’s vessels.

On December 17, 2020, the Company entered into a definitive agreement with entities affiliated with E.R. Capital Holding GmbH & Cie. KG, pursuant to which the Company agreed to acquire three Capesize drybulk vessels, the E.R. Bayonne, the E.R. Buenos Aires and the E.R. Borneo, (“E.R. Acquisition Vessels”). The E.R. Acquisition Vessels are retrofitted with exhaust gas cleaning systems. The acquisition was concluded with the delivery of the vessels to the Company on January 26, 2021. Consideration for the acquisition was payable in the form of $39,000 in cash and 2,100,000 of the Company’s common shares, which shares were issued on January 26, 2021 to E.R. Schiffahrt GmbH & Cie. KG. The cash consideration was financed through proceeds received from the loan agreement that the Company entered into with SEB $39,000 Facility (Note 21 a).

Impairment Analysis

In light of the economic downturn and the prevailing conditions in the shipping industry, as of December 31, 2019 and 2020, the Company performed an impairment analysis for each of its operating vessels whose carrying value was above its market value.

In connection with the sale of Star Gamma and Star Anna in 2019 (discussed above), the Company recognized an aggregate impairment loss of $3,411. The Company’s annual impairment analysis for the years ended December 31, 2019 and 2020, did not result in any additional impairment charges.